Defined Contribution Benefit Plan (Detail) - Infinity Pharmaceuticals Inc [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Line Items]
Participant contributions, employee	6.00%	6.00%
Employer matching contribution	$ 0.3	$ 0.2